PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following:

	As of
	December 31,	December 31,
	2025	2024
Production line for e-bicycles	$1,202,605	$829,004
Furniture, fixtures and office equipment	58,395	46,665
Vehicles	117,258	-
	1,378,258	875,669
Less: accumulated depreciation	(280,847)	(147,231)
Property and equipment, net	$1,097,411	$728,438